COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 16, 2014 (SEC Accession No. 0001398344-14-000284).